Investments (Maturity profile of fixed maturity investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturity profile
Amortized cost	$ 5,534,494	$ 5,522,853
Estimated fair value	5,532,731	5,542,258
Fixed maturities trading securities allocated to contractual maturity [Member]
Maturity profile
Amortized cost	4,086,101	4,691,782
Estimated fair value	4,075,973	4,705,343
Due in one year or less [Member] | Fixed maturities trading securities allocated to contractual maturity [Member]
Maturity profile
Amortized cost	312,843	688,855
Estimated fair value	313,248	692,768
Due after one year through five years [Member] | Fixed maturities trading securities allocated to contractual maturity [Member]
Maturity profile
Amortized cost	3,163,225	3,603,459
Estimated fair value	3,159,200	3,613,847
Due after five years through ten years [Member] | Fixed maturities trading securities allocated to contractual maturity [Member]
Maturity profile
Amortized cost	497,175	396,389
Estimated fair value	491,870	395,633
Due after ten years [Member] | Fixed maturities trading securities allocated to contractual maturity [Member]
Maturity profile
Amortized cost	112,858	3,079
Estimated fair value	111,655	3,095
Asset backed and mortgaged backed securities [Member] | No single maturity date [Member]
Maturity profile
Amortized cost	1,448,393	831,071
Estimated fair value	$ 1,456,758	$ 836,915